SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 HKD ($)	Dec. 31, 2023 HKD ($)	Jun. 30, 2025 HKD ($) shares
Property, Plant and Equipment [Line Items]
Convenience translation exchange rate		7.8			7.8
Contigent consideration asset		$ 215,385	$ 1,680,000
Discount rate and probability weighted estimates of profit shortfalls		5.25%	5.25%
Impairment of long lived assets	$ 0		$ 0	$ 0
Goodwill		$ 8,912,437			$ 69,517,007
Impairment of goodwill			$ 0
Operating lease description		short-term lease exemption for lease terms of 12 months or less	short-term lease exemption for lease terms of 12 months or less
Impairment of right of use of assets	0		$ 0	0
Fair value of shares value	4,000,287
Uncertain tax positions	0				$ 0
Dilutive securities	$ 0		0	$ 0
2025 Equity Incentive Plan [Member]
Property, Plant and Equipment [Line Items]
Shares issued | shares		2,682,000			2,682,000
Shares issued price per share | $ / shares		$ 0.0001
Fair value of shares value		$ 1,426,824	$ 11,129,227
Market price per share | $ / shares		$ 0.532
Minimum [Member]
Property, Plant and Equipment [Line Items]
Pegged exchange rate		7.75			7.75
Maximum [Member]
Property, Plant and Equipment [Line Items]
Pegged exchange rate		7.85			7.85
Performance Plus Enterprises Limited [Member]
Property, Plant and Equipment [Line Items]
Subsidiary, ownership percentage, noncontrolling owner		20.00%			20.00%